Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

4. Leases

The movements in right-of-use assets are reported in the following table:

		Vessels’
Right-of-Use Assets	Vessels	Equipment	Total
As of January 1, 2023	93,158	167	93,325
Additions, net	71,315	957	72,272
Depreciation	(38,650)	(398)	(39,048)
As of December 31, 2023	125,823	726	126,549
Additions, net	52,598	567	53,165
Depreciation	(48,638)	(480)	(49,118)
Impairment loss	(706)	—	(706)
As of December 31, 2024	129,077	813	129,890

On March 30, 2023, GasLog Partners completed the sale and lease-back of the GasLog Sydney with a wholly owned subsidiary of CDBL. The vessel was sold to CDBL for net proceeds of $137,188 and leased back under a bareboat charter for a period of five years with no repurchase option or obligation. This sale and lease-back met the definition of a lease under IFRS 16 Leases, resulting in the recognition of a right-of-use asset of $67,779 and a corresponding lease liability of $55,800.

On August 27, 2024, GasLog Partners completed the sale and lease-back of the GasLog Santiago with a wholly owned subsidiary of CDBL. The vessel was sold to CDBL for net proceeds of $148,220 and leased back under a bareboat charter for a period of three years with no repurchase option or obligation. This sale and lease-back met the definition of a lease under IFRS 16 Leases, resulting in the recognition of a right-of-use asset of $52,310 and a corresponding lease liability of $46,981.

As of December 31, 2024, a number of negative indicators, as described in Note 3, triggered the existence of potential impairment for three of the four right-of-use vessels, in accordance with the Partnership’s accounting policy (Note 2). For GasLog Santiago, which was sold and leased back in August 2024 an impairment assessment was made before its sale without sustaining any impairment charges. Since then, the conditions that could trigger the existence of impairment for this vessel have not changed considering that its charter party expires in March 2026, when a market recovery is expected.

The recoverable amount (value in use) for one of the TFDE vessels chartered by the Partnership was lower than the respective carrying amount of this vessel and, consequently, an aggregate impairment loss of $706 was recognized in the consolidated statement of profit or loss in the year ended December 31, 2024.

	As of December 31, 2024
Right-of-use vessel	Impairment loss	Recoverable amount
GasLog Sydney	(706)	47,228
Total	(706)	47,228

As described in Note 3, increasing/decreasing the average re-chartering rate used by $5 per day would (decrease)/increase the impairment loss by $(706)/$3,387. Increasing/decreasing the discount rate by 0.5% would increase/(decrease) the impairment loss by $358/($364), respectively.

An analysis of the lease liabilities is as follows:

	Lease Liabilities
	2023	2024
As of January 1,	62,569	93,908
Additions, net	54,442	47,548
Interest expense on leases (Note 13)	3,785	4,662
Payments	(26,888)	(38,525)
As of December 31,	93,908	107,593
Lease liabilities—current portion	28,831	42,741
Lease liabilities—non-current portion	65,077	64,852
Total	93,908	107,593

An amount of $85,435 has been recognized in the consolidated statement of profit or loss under Revenues for the year ended December 31, 2024 ($69,082 for the year ended December 31, 2023 and $24,973 for the year ended December 31, 2022), which represents the revenue from subleasing right-of-use assets.